UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ) (formerly, BlackRock Credit Allocation Income Trust IV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust,
55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21972
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Credit Allocation Income Trust IV

================= BLACKROCK CREDIT ALLOCATION INCOME TRUST IV ==================

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.

Ticker: HYT                     Security ID:  09255P107
Meeting Date: NOV 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Reorganizations of the Target Funds For       Did Not Vote Management
2     Issuances of Additional Acquiring Fund  For       Did Not Vote Management
      Common Shares
3     Removal of the Industry Concentration   For       Did Not Vote Management
      Policies

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BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.

Ticker: PSY                      Security ID:  09255H105
Meeting Date: NOV 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Reorganizations of the Target Funds For       Did Not Vote Management
2     Issuances of Additional Acquiring Fund  For       Did Not Vote Management
      Common Shares
3     Removal of the Industry Concentration   For       Did Not Vote Management
      Policies

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BLACKROCK ENERGY AND RESOURCES TRUST

Ticker: BGR                      Security ID:  09250U101
Meeting Date: SEP 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       Did Not Vote Management
1.2   Elect Director Kathleen F. Feldstein    For       Did Not Vote Management
1.3   Elect Director Henry Gabbay             For       Did Not Vote Management
1.4   Elect Director Jerrold B. Harris        For       Did Not Vote Management

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BLACKROCK ENHANCED DIVIDEND ACHIEVERS TRUST

Ticker:       BDJ            Security ID:  09251A104
Meeting Date: SEP 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

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BLACKROCK FLOATING RATE INCOME TRUST

Ticker:       BGT            Security ID:  091941104
Meeting Date: SEP 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       Did Not Vote Management
1.2   Elect Director Kathleen F. Feldstein    For       Did Not Vote Management
1.3   Elect Director Henry Gabbay             For       Did Not Vote Management
1.4   Elect Director Jerrold B. Harris        For       Did Not Vote Management

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BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

Ticker: BGY                      Security ID:  092524107
Meeting Date: SEP 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       Did Not Vote Management
1.2   Elect Director Kathleen F. Feldstein    For       Did Not Vote Management
1.3   Elect Director Henry Gabbay             For       Did Not Vote Management
1.4   Elect Director Jerrold B. Harris        For       Did Not Vote Management

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BLACKROCK LIMITED DURATION INCOME TRUST

Ticker: BLW                      Security ID:  09249W101
Meeting Date: SEP 2, 2010    Meeting Type: Annual
Record Date:  JUL 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       Did Not Vote Management
1.2   Elect Director Kathleen F. Feldstein    For       Did Not Vote Management
1.3   Elect Director Henry Gabbay             For       Did Not Vote Management
1.4   Elect Director Jerrold B. Harris        For       Did Not Vote Management

========== END NPX REPORT

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Credit Allocation Income Trust

Date:	June 12, 2013